Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Minimum Guaranteed Interest Rates (Detail) - Fixed Annuity - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	¥ 149,544	¥ 158,952
0.00% – less than 1.50%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	142,567	152,259
1.50% – less than 2.50%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	6,977	6,644
2.50% or more
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	¥ 0	¥ 49